CAPITAL SECURITIES - Narrative (Details) $ / shares in Units, $ in Millions, $ in Millions				12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 30, 2021	Dec. 04, 2014 USD ($) tranche $ / shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 USD ($)
Disclosure of classes of share capital [line items]
Number of tranches of preferred equity | tranche			3
Average dividend yield			6.50%
Preferred stock, redemption price per share (in dollars per share) | $ / shares			$ 25.70
Total capital securities	$ 2,829			$ 1,406			$ 2,835
Liquidation preference (in dollars per share) | $ / shares				$ 25.00
Dividend payments, interval term				6 months
Redemption amount	15			$ 16	$ 21	$ 21
Fund Subsidiaries [Member]
Disclosure of classes of share capital [line items]
Total capital securities	$ 208			81
Preferred Equity Tranche One
Disclosure of classes of share capital [line items]
Preferred equity			$ 600
Maturity term		7 years	7 years
Preferred Equity, Tranche Two
Disclosure of classes of share capital [line items]
Preferred equity			$ 600
Maturity term	10 years		10 years
Preferred Equity, Tranche Three
Disclosure of classes of share capital [line items]
Preferred equity			$ 600
Maturity term			12 years
Limited Partner Units | Operating Partnership [Member]
Disclosure of classes of share capital [line items]
Total capital securities	$ 466			466
Series A Preferred Shares | Rouse [Member]
Disclosure of classes of share capital [line items]
Total capital securities	158			170
Preferred equity
Disclosure of classes of share capital [line items]
Preferred equity	699			699
Preferred equity | Brookfield India Real Estate Trust (“India REIT”)
Disclosure of classes of share capital [line items]
Total capital securities	$ 1,392			$ 0
Preferred equity | Brookfield India Real Estate Trust (“India REIT”) | Minimum
Disclosure of classes of share capital [line items]
Dividend rate, percent of distributable cash flows				90.00%